Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	APPYEA, INC.
Entity Central Index Key	0001568969
Entity Tax Identification Number	46-1496846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16 Natan Alterman St
Entity Address, City or Town	Gan Yavne, Israel
City Area Code	(800)
Local Phone Number	674-3561
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false